NET INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of interest income (expense) [Abstract]
Schedule of Net Interest Income

	Weighted average effective interest rate
	2022%	2021%	2020%	2022 £m	2021 £m	2020 £m
Interest income:
Loans and advances to banks and reverse repurchase agreements	1.29	0.12	0.24	1,313	104	203
Loans and advances to customers and reverse repurchase agreements	3.00	2.51	2.72	15,217	12,633	13,704
Debt securities	1.85	1.46	1.81	168	80	97
Financial assets held at amortised cost	2.70	2.15	2.35	16,698	12,817	14,004
Financial assets at fair value through other comprehensive income	3.97	1.67	1.10	947	441	302
Total interest income[1]	2.75	2.13	2.30	17,645	13,258	14,306
Interest expense:
Deposits from banks	1.87	0.75	0.84	(148)	(74)	(113)
Customer deposits	0.40	0.12	0.32	(1,387)	(426)	(1,091)
Repurchase agreements at amortised cost	1.82	0.10	0.36	(842)	(22)	(117)
Debt securities in issue[2]	2.21	1.13	1.37	(1,636)	(900)	(1,313)
Lease liabilities	2.19	2.12	2.39	(29)	(32)	(41)
Subordinated liabilities	6.39	6.92	6.29	(681)	(932)	(1,057)
Liabilities held at amortised cost	0.97	0.50	0.74	(4,723)	(2,386)	(3,732)
Amounts payable to unitholders in consolidated open-ended investment vehicles[3]	(9.47)	12.53	(1.58)	1,035	(1,506)	175
Total interest expense[4]	0.74	0.80	0.69	(3,688)	(3,892)	(3,557)
Net interest income				13,957	9,366	10,749
1    Includes £21 million (2021: £10 million; 2020: £10 million) of interest income on liabilities with negative interest rates, £37 million (2021: £47 million; 2020: £47 million) in respect of interest income on finance leases and £687 million (2021: £701 million) in respect of hire purchase receivables.
2    The impact of the Group’s hedging arrangements is included on this line; excluding this impact the weighted average effective interest rate in respect of debt securities in issue would be 3.67 per cent (2021: 1.77 per cent; 2020: 2.28 per cent).
3    Where a collective investment vehicle is consolidated the interests of parties other than the Group are reported in other liabilities and the movement in these interests in interest expense.
4    Includes £23 million (2021: £2 million; 2020: £24 million) of interest expense on assets with negative interest rates.